Intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Intangible Assets

	31 December 2018					31 December 2017
Million US dollar	Brands	Commercial intangibles	Software	Other	Total	Total
Acquisition cost
Balance at end of previous year	43 402	2 904	2 177	388	48 871	47 191
Effect of movements in foreign exchange	(1 482)	(105)	(137)	(41)	(1 765)	1 286
Acquisitions through business combinations	—	22	—	2	24	417
Acquisitions and expenditures	2	367	73	226	668	312
Disposals	(25)	(55)	—	(16)	(96)	(191)
Disposals through the sale of subsidiaries	(14)	—	(29)	(4)	(47)	—
Transfer (to)/from other asset categories and other movements[1]	250	(184)	608	136	810	(144)

Balance at end of period	42 133	2 949	2 692	691	48 465	48 871
Amortization and impairment losses
Balance at end of previous year	(32)	(1 379)	(1 472)	(114)	(2 997)	(2 401)
Effect of movements in foreign exchange	—	73	84	7	164	(139)
Amortization	—	(163)	(251)	(31)	(445)	(498)
Disposals	—	45	(39)	8	14	89
Disposals through the sale of subsidiaries	—	—	28	2	30	—
Transfer to/(from) other asset categories and other movements[1]	—	(55)	(352)	7	(400)	(48)

Balance at end of period	(32)	(1 479)	(2 002)	(121)	(3 634)	(2 997)
Carrying value
at 31 December 2017	43 370	1 525	705	274	45 874	45 874
at 31 December 2018	42 101	1 470	690	570	44 831	—

Summary of Carrying Amount of Intangible Assets with Indefinite Useful Lives

The carrying amount of intangible assets with indefinite useful lives was allocated to the different countries as follows:

Million US dollar Country	2018	2017
United States	22 037	21 960
Colombia	3 516	3 820
South Africa	3 325	3 899
Mexico	3 068	3 058
Peru	2 720	2 825
Australia	2 422	2 773
South Korea	1 013	1 058
Ecuador	595	595
China	381	403
Dominican Republic	339	353
Rest of Africa	1 274	1 353
Other countries	1 745	1 498

Total carrying amount of intangible assets with indefinite useful lives	42 435	43 595

[1]

The transfer (to)/from other asset categories and other movements mainly relates to transfers from assets under construction to their respective asset categories, to contributions of assets to pension plans, to the separate presentation in the balance sheet of property, plant and equipment held for sale in accordance with IFRS 5 Non-current assets held for sale and discontinued operations and to the restatement of non-monetary assets under hyperinflation accounting in line with IAS 29 Financial reporting in hyperinflationary economies.